Acquisition of Hotel Properties	9 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2010
Acquisition of Hotel Properties
Acquisition of Hotel Properties

3. Acquisition of Hotel Properties

        The Company did not acquire any hotels during the three months ended September 30, 2011. During the nine months ended September 30, 2011, the Company, through wholly-owned subsidiaries, acquired the following hotels, which were funded by capital contributions:

Hotel	Location	Acquisition Date	Management Company	Rooms	Purchase Price	% Interest
Embassy Suites Columbus	Columbus, OH	January 11, 2011	Crescent Hotels and Resorts	221	$9.5 million	100%
Renaissance Pittsburgh Hotel	Pittsburgh, PA	January 12, 2011	Sage Hospitality	300	47.1 million	100%
Courtyard Atlanta Buckhead	Atlanta, GA	January 18, 2011	Noble Management Group	181	27.0 million	100%
Doubletree Hotel Columbia	Columbia, MD	January 18, 2011	Urgo Hotels	152	10.5 million	100%
Denver Airport Marriott at Gateway Park	Denver, CO	January 18, 2011	Sage Hospitality	238	46.0 million	100%
Crowne Plaza Hotel West Palm Beach	West Palm Beach, FL	January 18, 2011	Windsor Capital Group	219	16.0 million	100%
Wyndham Raleigh Durham-Research Triangle Park	Durham, NC	January 24, 2011	Noble Management Group	175	7.0 million	100%
Wyndham Pittsburgh	Pittsburgh, PA	January 24, 2011	Urgo Hotels	198	21.2 million	100%
Hampton Inn Houston-Near the Galleria	Houston, TX	March 14, 2011	Interstate Management Company	176	20.3 million	100%

				1,860	$204.6 million

        During the nine months ended September 30, 2010, the Company, through wholly-owned subsidiaries, acquired the following hotels, which were funded by capital contributions:

Hotel	Location	Acquisition Date	Management Company	Rooms	Purchase Price	% Interest
Embassy Suites Tampa	Tampa, FL	April 15, 2010	Hilton Hotels Corporation	360	$76.9 million	100%
Fairfield Inn and Suites Washington, DC	Washington, DC	June 1, 2010	Urgo Hotels	198	40.0 million	100%
Embassy Suites Ft Myers/Estero	Ft Myers, FL	June 23, 2010	Hilton Hotels Corporation	150	13.2 million	100%
Homewood Suites Washington DC	Washington, DC	July 1, 2010	Crestline Hotels and Resorts	175	58.5 million	100%
Hilton New York/Fashion District	New York, NY	September 22, 2010	Highgate Hotels	280	121.8 million	100%

				1,163	$310.4 million

        The allocation of purchase price for the hotel properties acquired was as follows (in thousands):

	September 30,
	2011	2010
Land and land improvements	$29,131	$50,959
Buildings and improvements	153,557	249,334
Furniture, fixtures and equipment	21,900	10,116

Total Purchase Price	$204,588	$310,409

        There were no contingent consideration arrangements associated with these acquisitions nor was any goodwill recognized. See Note 16 for detail of non-cash prorations assumed at acquisition dates.

        Total revenues and net income (loss) from the hotels acquired during the nine months ended September 30, 2011 and 2010, which are included in the accompanying unaudited combined consolidated statements of operations for the three and nine months ended September 30, 2011 and 2010, respectively, were as follows (in thousands):

	2011 acquisitions
	For the three months ended		For the nine months ended
	September 30, 2011	September 30, 2010	September 30, 2011	September 30, 2010
Revenue	$17,615	$—	$51,189	$—
Net income	$803	$—	$738	$—

	2010 acquisitions
	For the three months ended		For the nine months ended
	September 30, 2011	September 30, 2010	September 30, 2011	September 30, 2010
Revenue	$16,538	$9,051	$48,843	$13,187
Net income (loss)	$1,598	$(3,140)	$7,389	$(4,132)

        The following unaudited condensed pro forma financial information presents the results of operations as if the 2011 and 2010 acquisitions had taken place on the latter of January 1, 2010 or the opening date of the hotel. The Hilton New York / Fashion District did not open until April 2010. The Garden District Hotel acquired on October 26, 2010 has been closed since 2008 and accordingly has no operating history and is excluded from the condensed pro forma financial information. The condensed pro forma financial information excludes discontinued operations and is not necessarily indicative of what actual results of operations of the Company would have been assuming the acquisitions had taken place on January 1, 2010, nor does it purport to represent the results of operations for future periods. The unaudited condensed pro forma financial information, excluding discontinued operations, is as follows, (in thousands, except share and per share data):

	For the three months ended		For the nine months ended
	September 30, 2011	September 30, 2010	September 30, 2011	September 30, 2010
Revenue	$197,251	$183,185	$572,879	$529,248
Net income (loss)	$8,371	$4,336	$(5,776)	$(13,454)
Net income (loss) per share attributable to common shareholders—basic and diluted	$0.08		$(0.06)

Weighted average number of shares outstanding—basic and diluted	105,228,305		89,316,830

3. Acquisition of Hotel Properties

        On January 8, 2009, RLJ Fund II, through wholly-owned subsidiaries, acquired a 100% interest in the 168-room Hilton Garden Inn Bloomington hotel for a purchase price of approximately $20.7 million. The hotel is located in Bloomington, Indiana. WLS was selected to manage the hotel. The acquisition was financed using proceeds from a mortgage of approximately $14.8 million and operating capital.

        On February 25, 2009, RLJ Fund III, through wholly-owned subsidiaries, acquired a 100% interest in the 298-room Hilton Garden Inn New York/West 35th Street hotel for a purchase price of approximately $125.0 million. The hotel is located in New York, New York. Highgate Hotels was engaged to manage the hotel. The acquisition was initially financed by borrowings on the credit facility and capital contributions and subsequently by mortgage proceeds of approximately $60.0 million.

        On April 15, 2010, RLJ Fund III, through wholly-owned subsidiaries, acquired a 100% interest in the 360-room Embassy Suites Tampa-Downtown Convention Center hotel for a purchase price of approximately $77.0 million. The hotel is located in Tampa, Florida. Embassy Suites Management was engaged to manage the hotel. The acquisition was initially financed by borrowings on the credit facility and capital contributions and subsequently by mortgage loan proceeds of approximately $40.0 million.

        On June 1, 2010, RLJ Fund III, through wholly-owned subsidiaries, acquired a 100% interest in the 196-room Fairfield Inn & Suites Washington, DC/Downtown hotel for a purchase price of approximately $40.0 million. The hotel is located in Washington, DC. Urgo Hotels was engaged to manage the hotel. The acquisition was financed by borrowings on the credit facility and capital contributions.

        On June 23, 2010, RLJ Fund III, through wholly-owned subsidiaries, acquired a 100% interest in the 150-room Embassy Suites Ft Myers-Estero hotel for a purchase price of approximately $13.3 million. The hotel is located in Fort Myers, Florida. Embassy Suites Management was engaged to manage the hotel. The acquisition was financed by borrowings on the credit facility and capital contributions.

        On July 1, 2010, RLJ Fund III, through wholly-owned subsidiaries, acquired a 100% interest in the 175-room Homewood Suites by Hilton Washington hotel for a purchase price of approximately $58.5 million. The hotel is located in Washington, DC. Crestline Hotels and Resorts was engaged to manage the hotel. The acquisition was initially financed by borrowings on the credit facility and capital contributions and subsequently by mortgage loan proceeds of approximately $31.0 million.

        On September 22, 2010, RLJ Fund III, through wholly-owned subsidiaries, acquired a 100% interest in the 280-room Hilton New York/Fashion District for a purchase price of approximately $121.8 million. The hotel is located in New York, New York. Highgate Hotels was engaged to manage the hotel. The acquisition was financed by borrowings on the credit facility and capital contributions.

        On October 14, 2010, RLJ Fund III, through wholly-owned subsidiaries, acquired a 100% interest in the 123-room Hampton Inn & Suites Denver Tech Center hotel for a purchase price of approximately $12.9 million. The hotel is located in Denver, Colorado. K Partners Hospitality Group was engaged to manage the hotel. The acquisition was financed by borrowings on the credit facility and capital contributions.

        On October 26, 2010, RLJ Fund III, through wholly-owned subsidiaries, acquired a 100% interest in the 133-room Garden District hotel for a purchase price of approximately $6.4 million. The hotel is located in New Orleans, Louisiana. The hotel will remain closed during renovations and should re-open in the next twelve to eighteen months. The acquisition was financed by borrowings on the credit facility and capital contributions.

        On November 5, 2010, RLJ Fund III, through wholly-owned subsidiaries, acquired a 100% interest in the 108-room Residence Inn Columbia hotel for a purchase price of approximately $14.0 million. The hotel is located in Ellicott City, Maryland. Marriott Hotel Services was engaged to manage the hotel. The acquisition was financed by borrowings on the credit facility and capital contributions.

        On November 5, 2010, RLJ Fund III, through wholly-owned subsidiaries, acquired a 100% interest in the 162-room Residence Inn National Harbor Washington, DC hotel for a purchase price of approximately $49.0 million. The hotel is located in National Harbor, Maryland. Marriott Hotel Services was engaged to manage the hotel. The acquisition was financed by borrowings on the credit facility and capital contributions.

        On November 5, 2010, RLJ Fund III, through wholly-owned subsidiaries, acquired a 100% interest in the 130-room Residence Inn Silver Spring hotel for a purchase price of approximately $25.0 million. The hotel is located in Silver Spring, Maryland. Marriott Hotel Services was engaged to manage the hotel. The acquisition was financed by borrowings on the credit facility and capital contributions.

        On November 16, 2010, RLJ Fund III, through wholly-owned subsidiaries, acquired a 100% interest in the 284-room Hilton Garden Inn New Orleans Convention Center hotel for a purchase price of approximately $25.2 million. The hotel is located in New Orleans, Louisiana. Interstate Management Company was engaged to manage the hotel. The acquisition was financed by borrowings on the credit facility and capital contributions.

        On November 18, 2010, RLJ Fund III, through wholly-owned subsidiaries, acquired a 100% interest in the 105-room Hampton Inn West Palm Beach Central Airport hotel for a purchase price of approximately $12.1 million. The hotel is located in West Palm Beach, Florida. Interstate Management Company was engaged to manage the hotel. The acquisition was financed by borrowings on the credit facility and capital contributions.

        On November 18, 2010, RLJ Fund III, through wholly-owned subsidiaries, acquired a 100% interest in the 100-room Hilton Garden Inn West Palm Beach Airport hotel for a purchase price of approximately $12.1 million. The hotel is located in West Palm Beach, Florida. Interstate Management Company was engaged to manage the hotel. The acquisition was financed by borrowings on the credit facility and capital contributions.

        On December 17, 2010, RLJ Fund III, through wholly-owned subsidiaries, acquired a 100% interest in the 160-room Hollywood Heights Hotel for a purchase price of approximately $29.4 million. The hotel is located in Los Angeles, California. Interstate Management Company was engaged to manage the hotel. The acquisition was financed by borrowings on the credit facility and capital contributions.

        On December 23, 2010, RLJ Fund III, through wholly-owned subsidiaries, acquired a 95% interest in the 759-room Doubletree Metropolitan Hotel New York City. The total purchase price was approximately $335.0 million. The hotel is located in New York, New York. Highgate Hotels was engaged to manage the hotel. The acquisition was financed using proceeds from a senior mortgage loan of $150 million, a mezzanine loan of $50 million and capital contributions.

        The allocation of purchase price for the hotel properties acquired was as follows:

	December 31,
	2010	2009
Land and land improvements	$250,125	$26,535
Buildings and improvements	546,940	113,602
Furniture, fixtures and equipment	34,717	5,382
Intangibles	1,298	—

Total Purchase Price	$833,080	$145,519

        There were no contingent consideration arrangements associated with these acquisitions nor was any goodwill recognized. See Note 17 for detail of non-cash prorations assumed at acquisition dates.

        Total revenues and net loss from the hotels acquired in 2010 of $33.0 million and $8.9 million, respectively, are included in the accompanying combined consolidated statements of operations for the year ended December 31, 2010. Total revenues and net income from the hotels acquired in 2009 of $23.9 million and $1.3 million, respectively, are included in the accompanying combined consolidated statements of operations for the year ended December 31, 2009.

        The following unaudited pro forma financial information presents the results of operations as if the 2010 acquisitions had taken place on the latter of January 1, 2009 or the opening date of the hotel. The Garden District Hotel acquired on October 26, 2010 has been closed since 2008 and accordingly has no operating history and is excluded from the condensed pro forma financial information. The results of operations for the 2009 acquisitions for the period not owned were not significant compared to the Company's results of operations. The results of operations for the 2008 acquisitions are presented as if the acquisitions had taken place on January 1, 2008. The pro forma results have been prepared for comparative purposes only and are not necessarily indicative of what actual results of operations would have been had the acquisitions taken place on January 1, 2009.

	2010	2009	2008
Revenue	$638,546	$587,972	$531,275
Net income (loss)	(2,939)	(163,729)	(31,907)